Premises and Equipment (Details) - Schedule of Premises and Equipment - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule of Premises and Equipment [Abstract]
Land	$ 1,516	$ 1,516
Buildings and improvements	6,768	6,654
Furniture & equipment	2,220	2,206
Property and Equipment	10,504	10,376
Less: accumulated depreciation	6,069	5,813
Balance at end of year	$ 4,435	$ 4,563